S000028684 [Member] Expense Example - CTIVP - American Century Diversified Bond Fund	Dec. 31, 2025 USD ($)
CTIVP - American Century Diversified Bond Fund Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 50
Expense Example, with Redemption, 3 Years	157
Expense Example, with Redemption, 5 Years	274
Expense Example, with Redemption, 10 Years	616
CTIVP - American Century Diversified Bond Fund Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	411
Expense Example, with Redemption, 10 Years	$ 918